Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Income Tax Contingency [Line Items]
Acquisition of Verigy	¥ 1,671
Increase for tax positions of previous years	148
Increase for current year tax positions	57
Settlements	(47)
Lapse of the applicable statute of limitations	(341)
Translation adjustments	(4)
Balance, March 31, 2012	¥ 1,484